MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.2%
	APPAREL & TEXTILE PRODUCTS - 1.5%
3,295,365	Samsonite Group S.A.	$ 5,129,005

	ASSET MANAGEMENT - 12.1%
46,819	Aker ASA, Class A	7,887,251
3,852,033	Dundee Corporation, Class A(a)	14,535,973
125,977	Exor N.V.	10,706,654
402,940	Fairfax India Holdings Corporation(a)	7,655,860
		40,785,738
	BANKING - 12.4%
2,128,898	Banco Bradesco S.A. - ADR	6,982,785
202,448	Grupo Cibest S.A.	5,354,767
196,747	Grupo Financiero Galicia S.A. - ADR	8,607,682
8,697,238	IDFC First Bank Ltd.	7,860,713
197,428	Standard Chartered plc	5,823,543
72,020	UniCredit SpA	7,040,505
		41,669,995
	CHEMICALS - 1.6%
811,836	Tata Chemicals Ltd.	5,487,985

	CONSTRUCTION MATERIALS - 1.4%
738,797	Grupo Argos S.A.	4,643,919

	HOME CONSTRUCTION - 3.0%
2,292,159	Barratt Redrow plc	9,882,460

	HOUSEHOLD PRODUCTS - 3.8%
7,536,445	Natura Cosmeticos S.A.(a)	12,858,445

	INDUSTRIAL SUPPORT SERVICES - 3.0%
1,103,621	Travis Perkins plc	9,742,143

	INSTITUTIONAL FINANCIAL SERVICES - 9.2%
5,270,208	Edelweiss Financial Services Ltd.	7,053,813
127,376	Hong Kong Exchanges & Clearing Ltd.	6,909,564

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 9.2% (Continued)
174,433	Jefferies Financial Group, Inc.	$ 9,182,153
802,342	JSE Ltd.	7,832,090
		30,977,620
	INSURANCE - 3.8%
1,864,530	Life Insurance Corp of India	8,193,686
323,692	Westaim Corporation (The)(a)	4,544,930
		12,738,616
	LEISURE FACILITIES & SERVICES - 2.3%
976,498	Arcos Dorados Holdings, Inc., Class A	7,733,864

	MACHINERY - 2.6%
750,958	CNH Industrial N.V.	8,883,833

	METALS & MINING - 10.7%
147,177	Anglo American plc	8,513,070
4,633,635	Magna Mining, Inc.(a)	8,725,991
460,656	Major Drilling Group International, Inc.(a)	5,640,414
80,232	Valterra Platinum Limited	6,860,053
40,306	Wheaton Precious Metals Corporation	6,079,354
		35,818,882
	OIL & GAS PRODUCERS - 5.8%
1,781,454	Greenfire Resources Ltd.(a)	10,989,884
344,123	International Petroleum Corporation(a)	8,640,629
		19,630,513
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
64,022	Tidewater, Inc.(a)	5,961,729

	REAL ESTATE INVESTMENT TRUSTS - 2.4%
29,728,703	Cromwell Property Group	8,096,980

	REAL ESTATE OWNERS & DEVELOPERS - 3.0%
4,232,258	Sino Land Company Ltd.	5,582,934
3,541,766	Straits Trading Company Ltd.	4,486,070
		10,069,004

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)
	REAL ESTATE SERVICES - 2.8%
2,688,626	Douglas Elliman, Inc.(a)	$ 4,973,958
17,861,404	Midland Holdings Ltd.	4,386,480
		9,360,438
	RETAIL REIT - 2.4%
1,577,677	Hammerson plc	8,067,521

	SPECIALTY FINANCE - 2.0%
56,182	Bajaj Holdings & Investment Ltd., Class A	6,877,538

	TELECOMMUNICATIONS - 2.3%
6,049,952	Spark New Zealand Ltd.	7,662,246

	TRANSPORTATION & LOGISTICS - 2.3%
301,907,566	Latam Airlines Group S.A.	7,802,182

	TOTAL COMMON STOCKS (Cost $237,227,871)	309,880,656

	RIGHT — 0.6%
	OIL & GAS PRODUCERS – 0.6%
1,781,453	Greenfire Resources Ltd.(a)(b)	2,132,808
	TOTAL RIGHT (Cost $1,385,070)	2,132,808

	SHORT-TERM INVESTMENT — 7.1%
	MONEY MARKET FUND - 7.1%
23,959,609	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 3.55%(c) (Cost $23,959,609)	23,959,609

	TOTAL INVESTMENTS - 99.9% (Cost $262,572,550)	$ 335,973,073
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	469,292
	NET ASSETS - 100.0%	$ 336,442,356

ADR	- American Depositary Receipt
ASA	- Anonim Sirketi
Ltd.	- Limited Company

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) August 31, 2026

N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SpA	- Società per azioni

(a)	Non-income producing security.
(b)	Security is fair valued by the Adviser. Security is Level 2.
(c)	Rate disclosed is the seven-day effective yield as of August 31, 2026.

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Banking	12.4%
Asset Management	12.1%
Metals & Mining	10.7%
Institutional Financial Services	9.2%
Oil & Gas Producers	6.4%
Household Products	3.8%
Insurance	3.8%
Real Estate Owners & Developers	3.0%
Home Construction	3.0%
Industrial Support Services	3.0%
Other	25.4%
Total	92.8%
Money Market Fund	7.1%
Other Assets in Excess of Liabilities	0.1%
Grand Total	100.0%

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Diversification of Assets
Country	% of Net Assets
Canada	16.9%
India	12.8%
United Kingdom	12.5%
United States	11.5%
Brazil	5.9%
Italy	5.3%
Hong Kong	5.0%
South Africa	4.4%
Colombia	3.0%
Argentina	2.6%
Australia	2.4%
Chile	2.3%
Norway	2.3%
New Zealand	2.3%
Uruguay	2.3%
Singapore	1.3%
Total	92.8%
Money Market Fund	7.1%
Other Assets in Excess of Liabilities	0.1%
Grand Total	100.0%